Other Assets - Customer Financing Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer financing receivables, net
Customer financing receivables, net, current	$ 170,273	$ 151,360
Customer financing receivables, net, non-current	88,354	74,898
Customer receivable sold	6,900	34,200
Customer portfolio segment
Customer financing receivables, net
Customer financing receivables, gross, current	196,831	167,985
Customer financing receivables, gross, non-current	91,005	77,847
Customer financing receivables, gross	287,836	245,832
Allowance for credit losses, current	(26,558)	(16,625)
Allowance for credit losses, non-current	(2,651)	(2,949)
Allowance for credit losses	(29,209)	(19,574)	$ (7,856)	$ (3,888)
Customer financing receivables, net, current	170,273	151,360
Customer financing receivables, net, non-current	88,354	74,898
Customer financing receivables, net	$ 258,627	$ 226,258